[NOTIFY]
[NOTIFY-INTERNET]           lawlib@connix.com
[SUBMISSION-CONTACT]       Cheryl  Graybill
[NAME]                      Knights of Columbus

[PHONE]                     203-772-2130, ext. 549
[FILER]			                   	28-2011
[PERIOD]